UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30th

Date of reporting period:	June 30, 2007

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (95.0%)

Consumer Discretionary (13.3%)
The Walt Disney Co.	2,621,600	89,501
American Eagle Outfitters, Inc.	3,234,250	82,991
J.C. Penney Co., Inc. (Holding Co.)	868,900	62,891
TJX Cos., Inc.	1,869,500	51,411
Wynn Resorts Ltd.	572,700	51,365
Yum! Brands, Inc.	1,484,200	48,563
*^Nutri/System Inc.	655,600	45,787
* Kohl's Corp.	610,400	43,357
Starwood Hotels&Resorts Worldwide, Inc.	614,300	41,201
News Corp., Class A	1,820,700	38,617
Sherwin-Williams Co.	539,400	35,854
Target Corp.	464,400	29,536
* Comcast Corp. Class A	977,226	27,480
* Coach, Inc.	577,400	27,363
Darden Restaurants Inc.	582,600	25,629
Harley-Davidson, Inc.	413,500	24,649
Polo Ralph Lauren Corp.	232,100	22,771
Home Depot, Inc.	575,100	22,630
* Apollo Group, Inc. Class A	355,000	20,743
* GameStop Corp. Class A	467,800	18,291
International Game Technology	446,300	17,718
NIKE, Inc. Class B	288,600	16,822
^ Tempur-Pedic International Inc.	637,000	16,498
* Expedia, Inc.	555,021	16,257
Brinker International, Inc.	552,150	16,161
Lowe's Cos., Inc.	524,600	16,100
Mattel, Inc.	624,900	15,804
Time Warner, Inc.	727,700	15,311
Honda Motor Co., Ltd.	381,000	13,835
Omnicom Group Inc.	239,200	12,658
Meredith Corp.	185,900	11,451
Ford Motor Co.	1,055,900	9,947
* DreamWorks Animation SKG, Inc.	340,000	9,806
* Amazon.com, Inc.	140,200	9,591
* EchoStar Communications Corp. Class A	220,200	9,550
Nordstrom, Inc.	177,500	9,074
Hilton Hotels Corp.	261,000	8,736
Ctrip.com International Ltd.	110,000	8,649
RadioShack Corp.	236,100	7,824
Macy's Inc.	194,800	7,749
Lamar Advertising Co. Class A	117,400	7,368
* DIRECTV Group, Inc.	303,526	7,015
McDonald's Corp.	130,200	6,609
The McGraw-Hill Cos., Inc.	94,400	6,427
Abercrombie&Fitch Co.	86,555	6,317
DaimlerChrysler AG	65,000	5,977
* Viacom Inc. Class B	136,500	5,682
Ross Stores, Inc.	159,500	4,913
* AutoZone Inc.	33,100	4,522
D. R. Horton, Inc.	215,700	4,299
* Starbucks Corp.	154,400	4,051
Best Buy Co., Inc.	82,150	3,834
* Sears Holdings Corp.	14,700	2,492
* Cablevision Systems NY Group Class A	58,700	2,124
* Comcast Corp. Special Class A	48,634	1,360
* NVR, Inc.	1,900	1,292
* Las Vegas Sands Corp.	9,700	741

		1,135,194

Consumer Staples (5.5%)
PepsiCo, Inc.	1,169,900	75,868
The Procter&Gamble Co.	959,975	58,741
The Kroger Co.	1,636,600	46,038
Wal-Mart Stores, Inc.	823,800	39,633
Altria Group, Inc.	551,200	38,661
General Mills, Inc.	490,000	28,626
McCormick&Co., Inc.	597,400	22,809
Colgate-Palmolive Co.	300,900	19,513
CVS/Caremark Corp.	434,910	15,852
The Pepsi Bottling Group, Inc.	432,900	14,580
Walgreen Co.	321,800	14,011
The Coca-Cola Co.	265,278	13,877
UST, Inc.	248,900	13,368
Anheuser-Busch Cos., Inc.	194,452	10,143
Carolina Group	123,500	9,543
The Estee Lauder Cos. Inc. Class A	169,700	7,723
Dean Foods Co.	239,200	7,623
Alberto-Culver Co.	272,600	6,466
Costco Wholesale Corp.	104,099	6,092
Archer-Daniels-Midland Co.	182,667	6,044
Sysco Corp.	171,600	5,661
* Bare Escentuals, Inc.	110,400	3,770
* Energizer Holdings, Inc.	16,100	1,604

		466,246

Energy (9.5%)
GlobalSantaFe Corp.	1,548,300	111,865
XTO Energy, Inc.	1,499,262	90,106
* National Oilwell Varco Inc.	840,500	87,614
ConocoPhillips Co.	1,111,900	87,284
* Transocean Inc.	722,800	76,602
Chevron Corp.	810,000	68,234
Holly Corp.	830,500	61,615
Diamond Offshore Drilling, Inc.	542,000	55,046
Schlumberger Ltd.	558,900	47,473
Tidewater Inc.	369,200	26,169
Tesoro Petroleum Corp.	452,800	25,878
Noble Corp.	121,653	11,864
ENSCO International, Inc.	154,051	9,399
* Nabors Industries, Inc.	268,300	8,956
Halliburton Co.	245,600	8,473
Baker Hughes, Inc.	99,600	8,379
* Grant Prideco, Inc.	149,206	8,032
* Cameron International Corp.	109,600	7,833
Petroleo Brasileiro Series A ADR	70,000	7,468
Chesapeake Energy Corp.	140,600	4,865

		813,155

Financials (6.9%)
* IntercontinentalExchange Inc.	431,800	63,842
UBS AG (New York Shares)	711,000	42,667
^ The First Marblehead Corp.	859,550	33,213
The Goldman Sachs Group, Inc.	137,300	29,760
Ameriprise Financial, Inc.	427,000	27,144
W.R. Berkley Corp.	755,123	24,572
* CB Richard Ellis Group, Inc.	671,700	24,517
ACE Ltd.	364,400	22,782
Jones Lang LaSalle Inc.	197,400	22,405
American Express Co.	360,500	22,055
NYSE Euronext	235,400	17,330
Charles Schwab Corp.	824,455	16,918
SL Green Realty Corp. REIT	135,000	16,725
Ambac Financial Group, Inc.	188,400	16,427
Moody's Corp.	257,000	15,985
* AmeriCredit Corp.	555,000	14,735
* CBOT Holdings, Inc. Class A	68,200	14,090
* Berkshire Hathaway Inc. Class B	3,830	13,807
Weingarten Realty Investors REIT	303,200	12,462
SEI Investments Co.	415,600	12,069
Hudson City Bancorp, Inc.	860,400	10,514
People's United Financial Inc.	556,800	9,872
Franklin Resources Corp.	72,000	9,538
Prudential Financial, Inc.	96,500	9,383
Northern Trust Corp.	145,800	9,366
Lazard Ltd. Class A	204,200	9,195
^ IndyMac Bancorp, Inc.	311,400	9,084
Host Hotels&Resorts Inc. REIT	326,800	7,556
Julius Baer Holding, Ltd.	100,000	7,155
AFLAC Inc.	137,700	7,078
HCC Insurance Holdings, Inc.	175,300	5,857
State Street Corp.	81,300	5,561
Simon Property Group, Inc. REIT	49,900	4,643
Public Storage, Inc. REIT	58,100	4,463
General Growth Properties Inc. REIT	59,100	3,129
* E*TRADE Financial Corp.	138,800	3,066
* Philadelphia Consolidated Holding Corp.	63,000	2,633
Vornado Realty Trust REIT	23,800	2,614
Mellon Financial Corp.	44,200	1,945
Axis Capital Holdings Ltd.	32,900	1,337
SLM Corp.	22,600	1,301
ProLogis REIT	22,500	1,280
* Arch Capital Group Ltd.	4,838	351

		590,426

Health Care (14.3%)
Merck&Co., Inc.	1,760,900	87,693
Schering-Plough Corp.	2,504,120	76,225
Eli Lilly&Co.	1,230,000	68,732
* Forest Laboratories, Inc.	1,494,657	68,231
Abbott Laboratories	1,213,230	64,968
McKesson Corp.	1,018,500	60,743
Johnson&Johnson	862,900	53,172
AmerisourceBergen Corp.	995,300	49,237
* WellCare Health Plans Inc.	541,200	48,984
Wyeth	721,898	41,394
* Coventry Health Care Inc.	635,775	36,652
* Millennium Pharmaceuticals, Inc.	3,368,000	35,600
* Gilead Sciences, Inc.	788,600	30,574
Mylan Laboratories, Inc.	1,593,700	28,989
Baxter International, Inc.	435,172	24,518
Bristol-Myers Squibb Co.	770,000	24,301
UnitedHealth Group Inc.	462,400	23,647
* Amgen, Inc.	403,700	22,321
Beckman Coulter, Inc.	318,700	20,614
Shionogi&Co., Ltd.	1,241,000	20,229
* Genentech, Inc.	263,399	19,929
* HLTH Corp.	1,332,700	18,671
Eisai Co., Ltd.	418,100	18,257
Medtronic, Inc.	338,499	17,555
* Laboratory Corp. of America Holdings	216,600	16,951
Roche Holdings AG	87,000	15,415
* WellPoint Inc.	187,572	14,974
* Medco Health Solutions, Inc.	184,200	14,366
* Lincare Holdings, Inc.	336,100	13,394
* Cytyc Corp.	308,000	13,278
* Celgene Corp.	222,000	12,727
Teva Pharmaceutical Industries Ltd. Sponsored ADR	280,000	11,550
Dade Behring Holdings Inc.	204,800	10,879
* Biogen Idec Inc.	202,900	10,855
* Express Scripts Inc.	209,800	10,492
Aetna Inc.	208,072	10,279
* Sepracor Inc.	240,800	9,878
Becton, Dickinson&Co.	131,800	9,819
* Humana Inc.	154,100	9,386
* Kinetic Concepts, Inc.	165,200	8,585
* Cephalon, Inc.	106,180	8,536
Alcon, Inc.	63,000	8,499
* Elan Corp. PLC ADR	377,900	8,287
Novartis AG ADR	127,600	7,155
Cardinal Health, Inc.	96,600	6,824
* Endo Pharmaceuticals Holdings, Inc.	199,200	6,819
* Amylin Pharmaceuticals, Inc.	154,400	6,355
* Intuitive Surgical, Inc.	43,300	6,009
* Sierra Health Services, Inc.	122,200	5,081
* Techne Corp.	80,100	4,583
Stryker Corp.	52,700	3,325
Manor Care, Inc.	39,900	2,605
Universal Health Services Class B	16,500	1,015

		1,229,157

Industrials (15.0%)
The Boeing Co.	1,730,900	166,443
Parker Hannifin Corp.	937,000	91,742
Rockwell Collins, Inc.	1,015,500	71,735
Emerson Electric Co.	1,346,700	63,026
Manpower Inc.	680,200	62,742
Cummins Inc.	475,600	48,135
* Terex Corp.	581,800	47,300
* Continental Airlines, Inc. Class B	1,170,100	39,631
Raytheon Co.	708,800	38,197
* Foster Wheeler Ltd.	339,000	36,270
Precision Castparts Corp.	262,425	31,848
^ Vallourec SA	95,000	30,374
* Allied Waste Industries, Inc.	2,244,000	30,204
Avery Dennison Corp.	440,500	29,284
PACCAR, Inc.	330,700	28,784
The Dun&Bradstreet Corp.	257,000	26,466
General Dynamics Corp.	332,200	25,985
Joy Global Inc.	410,000	23,915
Robert Half International, Inc.	654,600	23,893
*^Tata Motors Ltd.	1,355,000	22,249
Roper Industries Inc.	360,000	20,556
C.H. Robinson Worldwide Inc.	387,900	20,373
* Jacobs Engineering Group Inc.	348,200	20,025
Waste Management, Inc.	486,200	18,986
W.W. Grainger, Inc.	199,800	18,591
United Technologies Corp.	260,300	18,463
Caterpillar, Inc.	230,100	18,017
* Thomas&Betts Corp.	301,300	17,475
United Parcel Service, Inc.	239,200	17,462
3M Co.	191,200	16,594
* AMR Corp.	624,300	16,450
Gamesa Corporacion Tecnologica, SA	397,000	14,362
* Gardner Denver Inc.	336,500	14,318
CSX Corp.	285,100	12,852
Lockheed Martin Corp.	135,300	12,736
General Electric Co.	313,700	12,008
* First Solar, Inc.	134,400	12,001
Textron, Inc.	100,200	11,033
* McDermott International, Inc.	127,600	10,606
FedEx Corp.	88,600	9,832
Deere&Co.	63,300	7,643
The Manitowoc Co., Inc.	93,600	7,524
Burlington Northern Santa Fe Corp.	85,600	7,288
Illinois Tool Works, Inc.	104,800	5,679
Pitney Bowes, Inc.	98,700	4,621
Norfolk Southern Corp.	18,100	952
* Raytheon Co. Warrants Exp. 6/16/11	4,580	84

		1,284,754

Information Technology (24.7%)
* Oracle Corp.	8,583,200	169,175
* Cisco Systems, Inc.	5,438,300	151,457
International Business Machines Corp.	1,332,900	140,288
Microsoft Corp.	3,629,675	106,967
* Apple Computer, Inc.	784,500	95,740
* Google Inc.	179,700	94,051
Hewlett-Packard Co.	1,786,100	79,696
Accenture Ltd.	1,806,944	77,500
Altera Corp.	3,215,000	71,148
Intel Corp.	2,393,200	56,862
QUALCOMM Inc.	1,219,400	52,910
* LAM Research Corp.	906,900	46,615
* Xerox Corp.	2,398,500	44,324
* Fiserv, Inc.	706,600	40,135
* MEMC Electronic Materials, Inc.	651,500	39,820
Harris Corp.	715,800	39,047
* Cadence Design Systems, Inc.	1,770,200	38,874
* BMC Software, Inc.	1,267,899	38,417
* Adobe Systems, Inc.	865,000	34,730
* NCR Corp.	656,000	34,466
* Alliance Data Systems Corp.	425,579	32,889
Automatic Data Processing, Inc.	629,600	30,517
* Network Appliance, Inc.	1,007,900	29,431
* Novellus Systems, Inc.	987,200	28,007
* NVIDIA Corp.	674,300	27,855
* Avnet, Inc.	691,100	27,395
* eBay Inc.	722,700	23,256
* CDW Corp.	264,800	22,500
Amphenol Corp.	624,800	22,274
* Western Digital Corp.	1,136,400	21,989
* Intuit, Inc.	599,300	18,027
* Emulex Corp.	809,200	17,673
Texas Instruments, Inc.	463,700	17,449
Nintendo Co.	45,000	16,418
* Dell Inc.	549,800	15,697
* Corning, Inc.	591,100	15,103
Nokia Corp. ADR	515,000	14,477
* F5 Networks, Inc.	169,000	13,621
Hon Hai Precision Industry Co., Ltd.	1,391,602	12,020
* Vishay Intertechnology, Inc.	751,300	11,886
* Convergys Corp.	487,100	11,807
* Symantec Corp.	575,000	11,615
* Mettler-Toledo International Inc.	121,400	11,595
* Research In Motion Ltd.	57,400	11,479
Motorola, Inc.	635,299	11,245
MasterCard, Inc. Class A	67,000	11,113
Western Union Co.	532,200	11,086
Applied Materials, Inc.	552,199	10,972
* Riverbed Technology, Inc.	250,000	10,955
* EMC Corp.	560,300	10,141
* McAfee Inc.	274,500	9,662
* Citrix Systems, Inc.	280,000	9,428
* Marvell Technology Group Ltd.	488,100	8,888
Molex, Inc.	293,300	8,802
* Ingram Micro, Inc. Class A	402,600	8,740
* Yahoo! Inc.	299,600	8,128
* Activision, Inc.	425,400	7,942
* DST Systems, Inc.	99,700	7,897
* Lexmark International, Inc.	145,000	7,150
Electronic Data Systems Corp.	240,369	6,665
* Sonus Networks, Inc.	760,000	6,475
* International Rectifier Corp.	156,500	5,831
* Juniper Networks, Inc.	223,900	5,636
* Ciena Corp.	146,000	5,275
First Data Corp.	153,600	5,018
Analog Devices, Inc.	125,600	4,728
* Starent Networks Corp.	310,000	4,557
* Flextronics International Ltd.	399,826	4,318
* Sun Microsystems, Inc.	805,400	4,236
Jabil Circuit, Inc.	173,700	3,834
* Data Domain, Inc.	7,100	163

		2,116,087

Materials (3.6%)
Freeport-McMoRan Copper&Gold, Inc. Class B	770,000	63,771
Antofagasta PLC	4,640,000	56,868
AUR Resources Inc.	1,024,400	30,484
Monsanto Co.	404,657	27,331
* Pactiv Corp.	854,800	27,260
Agrium, Inc.	472,000	20,650
Chaparral Steel Co.	281,300	20,217
Sealed Air Corp.	422,900	13,118
Eagle Materials, Inc.	213,000	10,448
Allegheny Technologies Inc.	92,100	9,659
* Owens-Illinois, Inc.	233,200	8,162
Air Products&Chemicals, Inc.	101,200	8,133
* Crown Holdings, Inc.	254,200	6,347
Nucor Corp.	95,300	5,589
Newmont Mining Corp. (Holding Co.)	82,198	3,211
Albemarle Corp.	15,800	609
Ball Corp.	9,900	526

		312,383

Telecommunication Services (0.7%)
AT&T Inc.	550,000	22,825
Telephone&Data Systems, Inc.	339,989	21,273
* Qwest Communications International Inc.	1,216,000	11,795
* U.S. Cellular Corp.	29,000	2,627

		58,520

Utilities (0.8%)
* AES Corp.	713,000	15,601
* NRG Energy, Inc.	357,500	14,861
* Mirant Corp.	224,200	9,562
TXU Corp.	136,508	9,187
CenterPoint Energy Inc.	523,700	9,112
Constellation Energy Group, Inc.	77,500	6,756
* Allegheny Energy, Inc.	51,387	2,659
* Reliant Energy, Inc.	47,900	1,291

		69,029

Exchange-Traded Fund (0.7%)
^1 Vanguard Growth ETF	1,044,900	65,014

Total Common Stocks
(Cost $6,748,994)		8,139,965

Temporary Cash Investments (5.9%)

Money Market Fund (4.1%)
2 Vanguard Market Liquidity Fund, 5.281%	345,971,493	345,971
	Face Amount ($000)

Repurchase Agreement (1.6%)
Goldman Sachs&Co.
5.350%, 7/2/07
(Dated 6/29/07, Repurchase Value $139,062,000, collateralized by
Federal Home Loan Mortgage Corp. 4.000%-7.000%, 12/1/18-3/1/37, and
Federal National Mortgage Assn. 4.000%-7.500%, 12/1/13-6/1/37)	139,000	139,000
U.S. Agency Obligation (0.2%)
3 Federal Home Loan Mortgage Corp.
4 5.197%, 7/9/07	14,000	13,986
3 Federal National Mortgage Assn.
4 5.211%, 7/3/07	2,000	2,000

		15,986

Total Temporary Cash Investments
(Cost $500,955)		500,957

Total Investments (100.9%)
(Cost $7,249,949)		8,640,922

Other Assets and Liabilities - Net (-0.9%)		(74,422)

Net Assets (100%)		8,566,500

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $15,986,000 have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $7,249,949,000. Net unrealized appreciation of investment securities for tax purposes was $1,390,973,000, consisting of unrealized gains of $1,497,810,000 on securities that had risen in value since their purchase and $106,837,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	597	226,173	(2,290)
E-mini S&P 500 Index	570	43,189	(186)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.